RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Debt Disclosure [Abstract]
Current related party notes payable consist of the following	Notes Payable - Related Parties Current related party notes payable consist of the following as of December 31, 2021 and June 30, 2021:	Current related party notes payable consist of the following:
RELATED PARTY TRANSACTIONS
	December 31,	June 30,
	2021	2021

Notes payable to shareholder, interest rate of 8%, unsecured and payable on December 31, 2012 (past due)	$3,500	$3,500
Notes payable to shareholder, interest rate of 4%, unsecured and payable on May 25, 2022	250,000	250,000
Notes payable to shareholder, interest rate of 4%, unsecured and payable on April 8, 2022	350,000	350,000
	$603,500	$603,500

	June 30, 2021	June 30, 2020
Notes payable to shareholder, interest rate of 8%, unsecured and payable on December 31, 2012 (past due)	$3,500	$3,500
Notes payable to shareholder, interest rate of 4%, unsecured and payable on May 25, 2022	250,000	250,000
Notes payable to shareholder, interest rate of 4%, unsecured and payable on April 8, 2022	350,000	350,000
	$603,500	$603,500